Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Preferred shares authorized (in shares)	0	27,159,277
Preferred shares issued (in shares)	0	27,159,277
Preferred shares outstanding (in shares)	0	27,159,277
Preferred shares aggregate liquidation preference amount	$ 0	$ 87,500
Common shares issued (in shares)	0	39,310,446
Common shares outstanding (in shares)	0	39,310,446
Class A Subordinate Voting
Common shares issued (in shares)	56,877,089	0
Common shares outstanding (in shares)	56,877,089	0
Class B Multiple Voting
Common shares issued (in shares)	23,212,769	0
Common shares outstanding (in shares)	23,212,769	0